CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 56,691,765	$ 8,106,815	¥ 65,901,123
Restricted cash	216,314	30,932	6,849
Time deposits and shortterm investments	44,331,407	6,339,307	46,904,548
Trade receivable, net of allowance for credit losses of RMB561 and RMB1,747 as of December 31, 2024 and 2025, respectively	119,823	17,134	135,112
Inventories	8,752,439	1,251,582	8,185,604
Prepayments and other current assets, net of allowance for credit losses of RMB3,464 and RMB4,831 as of December 31, 2024 and 2025, respectively	5,174,246	739,907	5,176,546
Total current assets	115,285,994	16,485,677	126,309,782
Noncurrent assets:
Longterm investments	848,672	121,358	922,897
Property, plant and equipment, net	22,774,938	3,256,773	21,140,933
Operating lease rightofuse assets, net	9,099,313	1,301,184	8,323,963
Intangible assets, net	1,191,974	170,450	914,951
Goodwill	5,484	784	5,484
Deferred tax assets	3,334,206	476,785	2,542,180
Other noncurrent assets, net of allowance for credit losses of RMB5,544 and RMB4,912 as of December 31, 2024 and 2025, respectively	1,755,237	250,996	2,188,888
Total noncurrent assets	39,009,824	5,578,330	36,039,296
Total assets	154,295,818	22,064,007	162,349,078
Current liabilities:
Short-term borrowings	6,217,745	889,126	281,102
Trade and notes payable	40,579,219	5,802,751	53,596,194
Amounts due to related parties	¥ 26,644	$ 3,810	¥ 11,492
Other Liability, Current, Related Party, Type [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Deferred revenue, current	¥ 1,621,429	$ 231,861	¥ 1,396,489
Operating lease liabilities, current	1,690,356	241,718	1,438,092
Finance lease liabilities, current	0		95,205
Accruals and other current liabilities	13,412,260	1,917,924	12,397,322
Total current liabilities	63,547,653	9,087,190	69,215,896
Noncurrent liabilities:
Long-term borrowings	3,299,203	471,780	8,151,598
Deferred revenue, non-current	624,734	89,336	720,531
Operating lease liabilities, noncurrent	6,258,957	895,019	5,735,738
Finance lease liabilities, non-current	348,506	49,836	642,984
Deferred tax liabilities	691,652	98,905	864,999
Other noncurrent liabilities	6,385,370	913,096	5,696,950
Total noncurrent liabilities	17,608,422	2,517,972	21,812,800
Total liabilities	81,156,075	11,605,162	91,028,696
Commitments and contingencies
SHAREHOLDERS' EQUITY
Treasury shares	(73)	(10)	(74)
Additional paid-in capital	61,399,973	8,780,079	60,126,623
Accumulated other comprehensive loss	(825,180)	(117,999)	(171,748)
Statutory reserves	866,714	123,938	758,472
Retained earnings	11,176,357	1,598,198	10,160,161
Total Li Auto Inc. shareholders' equity	72,619,255	10,384,416	70,874,884
Noncontrolling interests	520,488	74,429	445,498
Total shareholders' equity	73,139,743	10,458,845	71,320,382
Total liabilities and shareholders' equity	154,295,818	22,064,007	162,349,078
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	1,229	176	1,215
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 235	$ 34	¥ 235